Events after the Reporting Period (Details) $ in Thousands, shares in Millions, $ in Millions		1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 27, 2022 $ / EquityInstruments	May 31, 2022 $ / EquityInstruments	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Mar. 31, 2022 MXN ($) shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Oct. 06, 2020 MXN ($)	Dec. 31, 2018 USD ($)
Events after the reporting period
Increase cash and cash equivalents						$ (3,229,878)	$ 1,034,490	$ (4,098,070)
Principal amount						$ 126,999,199				$ 221.3
Dividend per share ordinary participation certificate | $ / EquityInstruments	0.35	0.002991452991
Revolving credit facility with a syndicate of banks
Events after the reporting period
Increase in revolving credit facility				$ 32.0
Principal amount				$ 650.0							$ 618.0	$ 14,770,694	$ 618.0
Debt term				3 years
Senior Notes 6.625%
Events after the reporting period
Principal amount										$ 600.0
Redemption of aggregate principal amount			$ 200.0
Percentage of redemption price			6.625%
Long-term loans with Mexican banks
Events after the reporting period
Principal amount									$ 6,000
Accrued interest									$ 37,100
Televisa Univision II
Events after the reporting period
Increase cash and cash equivalents					$ 3,220.0
Increase investment in common and preferred shares					$ 1,500.0
LTRP
Events after the reporting period
Sale Contracts With Certain Officers | shares				24.7
Number Of Ordinary Participant Certificates Or Their Equivalent Owned | shares									10.6	10.6
Number Of Other Equity Instruments Held In Connection With Forfeited Rights | shares									8.0	8.0